Accounting policies	12 Months Ended
Dec. 31, 2025
Accounting policies
Accounting policies

2.Accounting policies

The accounting policies adopted are the same as those which were applied for the previous financial year except as explained below and hyperinflation accounting outlined in Note 1.

Where an accounting policy is generally applicable to a specific note to the Consolidated Financial Statements, the policy is described within that note.

The accounting policies below have been applied throughout the Consolidated Financial Statements and apply to the Financial Statements as a whole.

Revenue

The Group receives revenue for supply of goods to external customers against orders received. The majority of contracts that the Group enters into relate to sales orders containing single performance obligations for the delivery of our products.

Product revenue is recognised when control of the goods is passed to the customer. The point at which control passes is determined by each customer arrangement but generally occurs on delivery to the customer.

Revenue represents net invoice value (i.e., list price after the deduction of discounts, pricing allowances, customer incentives, promotional rebates and coupons). Revenue includes fixed and variable consideration.

Variable consideration arises on the sale of goods as a result of discounts and allowances given and accruals for estimated future returns and rebates. Discounts can either be on-invoice or off-invoice whilst allowances and rebates are generally off-invoice. The discounts, allowances and promotional rebates are recognised as a deduction from revenue at the time that the related revenue is recognised or when the Group has committed to pay the consideration, whichever is later. Variable consideration is not included in the transaction price until it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur.

The methodology and assumptions used to estimate returns and rebates are monitored and adjusted regularly in light of contractual and legal obligations, historical trends, past experience and projected market conditions. Once the uncertainty associated with the returns and rebates is resolved, revenue is adjusted accordingly. The differences between actual amounts settled and the estimated accrued amounts are recognised as a change in management estimate in the subsequent reporting period. The assumptions used in estimation are based on known facts with a high level of accuracy. In addition, the Group’s promotional programmes are typically short-term in nature resulting in lower inherent estimation uncertainty.

Some contracts for the sale of consumer health products provide customers with a right to return the goods within a specified period. A refund liability is recognised for the goods that are expected to be returned (i.e., the amount not included in the transaction price). A right of return asset (and the corresponding adjustment to cost of sales) is also recognised for the right to recover the goods from the customer. The Group uses the most likely amount method to estimate the variable consideration in contracts with a right to return.

The Group also provides retrospective volume rebates to certain customers once the products purchased during the period exceed the threshold specified in the contract. A refund liability is recognised for the expected future rebates (i.e., the amount not included in the transaction price). The Group applies the most likely amount method to estimate the variable consideration in the contract related to rebates. Volume rebates and refund liabilities are recognised in trade and other payables.

The Group has elected to apply the practical expedient not to disclose the aggregate amount of transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) as at the end of the reporting period.

Research and development (R&D)

Research expenditure is charged to the income statement in the period in which it is incurred. Development expenditure is charged to the income statement in the period in which it is incurred, unless it meets the requirements of IAS 38 to be capitalised as an intangible asset and then amortised over the useful life of the developed product.

R&D expenditure comprises expenditure that is directly attributable to the research and development of new products or variants, including the costs attributable to the generation or improvement of intellectual property and product registrations, depreciation and amortisation of equipment, real estate and IT assets used by the R&D function.

Recent accounting developments

IFRS 18 ‘Presentation and Disclosure in Financial Statements’ will replace IAS 1 ‘Presentation of Financial Statements’ and applies for annual reporting periods beginning on or after 1 January 2027. The new standard introduces the following key new requirements:

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Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations, and income tax categories. Entities are also required to present a newly defined operating profit subtotal. Entities’ net profit will not change.

–	Management-defined performance measures (MPMs) are disclosed in a single note in the financial statements.
–	Enhanced guidance is provided on how to group information in the financial statements.

In addition, all entities are required to use operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.

The Group has established a cross-functional IFRS 18 working group which is currently working to identify all impacts, the amendments will have on the primary financial statements and notes to the financial statements. Where required changes have been identified, we have commenced system and reporting process changes. During 2026, further work will be undertaken to finalise the income statement structure, statement of cash flows, and MPM disclosures.

All new accounting standards, amendments to accounting standards and interpretations that have been published by the IASB, and are not effective for 31 December 2025 reporting periods, have not been early adopted by the Group. Other than IFRS 18, these standards, amendments or interpretations are not expected to have a material impact on the entity in the current or future reporting periods.